Other Income - Additional Information (Detail) (USD $)	3 Months Ended					6 Months Ended	9 Months Ended		12 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended			3 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Jun. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Patents [Member]	Nov. 30, 2012 2010 Litigation [Member] Confidential Settlement, Release and License Agreement [Member]	Dec. 31, 2013 2010 Litigation [Member] Confidential Settlement, Release and License Agreement [Member]	Sep. 30, 2011 Patent Infringements [Member]	Jul. 31, 2011 Patent Infringements [Member]	Aug. 31, 2009 Patent Infringements [Member] Patents	Sep. 30, 2012 Patent Infringements [Member]	Jul. 31, 2010 Patent Infringements [Member] 2010 Litigation [Member] Settlement Investment [Member] Installment Companies	Dec. 31, 2013 Patent Infringements [Member] 2010 Litigation [Member] Settlement Investment [Member]	Jan. 31, 2014 Patent Infringements [Member] 2010 Litigation [Member] Subsequent Event [Member] Settlement Investment [Member]
Gain Contingencies [Line Items]
Amount awarded by jury to the company			$ 76,500,000													$ 37,300,000	$ 9,000,000	$ 9,000,000
Number of patents infringed																	3
Other income recognized		1,000,000		9,353,000		1,000,000	1,000,000	9,353,000	1,000,000	77,353,000	24,908,000				34,200,000
Interest income					3,100,000										3,100,000
Legal costs									290,000	245,000	138,000	320,000	8,500,000				9,300,000
Number of companies against which law suits filed																			5
Settlement agreement description														In November 2012, Finjan signed a Confidential Settlement, Release and License Agreement with one of the other parties to the 2010 Litigation, a large, multinational software and technology company.						In April 2012, a Memorandum of Understanding was signed between the Company and one of the parties in the 2010 Litigation granting such party a worldwide, perpetual, non-exclusive, non-sublicenseable license to the patents-in-suit and all other patents owned by, or exclusively licensed to, FI Delaware or its direct or indirect wholly-owned subsidiaries.
Maximum achievable aggregate net sales of third party distributors or sellers for full payment of license																				10,000,000
Number of common shares received in Settlement Investment																			2,951,786
Percentage of common shares received in Settlement Investment																			3.765%
Fair value of common shares received in Settlement Investment																			8,300,000
Agreed on cash receivable in Settlement Investment																			3,000,000
Patent license settlement fee receivable period																			18 months
Number of installments for settlement																			3
Installment amount of settlement																			1,000,000
Final installment received as settlement																					1,000,000
Dividends issued to Former Parent, Date																				Mar. 05, 2013
One-time license fee received													85,000,000
Agreement maturity period													2022-11
Fully amortized patents sold												$ 1,600,000